FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.) [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     J.W. Burns & Company, Inc.
Address:  Glacier Creek Office Park
          6711 Towpath Road, Ste. 200
          East Syracuse, NY 13057

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person signing this Report on Behalf of Reporting Manager:

Name:   Peter N. Bunitsky
Title:  Operations Manager
Phone:  315-449-1341
Signature, Place, and Date of Signing:

  Peter N. Bunitsky    East Syracuse, NY   October 29, 2001

Report Type (Check only one.):

[X] 13F Holdings Report.

[ ] 13F Notice.

[ ] 13F Combination Report.

List of Other Managers Reporting for this Manager:

Report Summary

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 58

Form 13F Information Table Value Total: 233,679,000

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100      319     6146 SH       SOLE                                       6146
ADVENT SOFTWARE                COM              007974108      662    17582 SH       SOLE                                      17582
AMERICAN INTL GROUP            COM              026874107    17381   222835 SH       SOLE                                     222835
AMGEN                          COM              031162100      344     5860 SH       SOLE                                       5860
APPLIED BIOSYSTEMS             COM              038020103      247    10115 SH       SOLE                                      10115
APPLIED MICRO CIRCUIT          COM              03822w109      180    25715 SH       SOLE                                      25715
AUTOMATIC DATA PROCESS         COM              053015103     4921   104614 SH       SOLE                                     104614
BANK OF NEW YORK               COM              064057102      226     6450 SH       SOLE                                       6450
BRISTOL-MYERS SQUIBB           COM              110122108    13603   244830 SH       SOLE                                     244830
CISCO SYSTEMS INC              COM              17275R102     6213   510063 SH       SOLE                                     510063
CITIGROUP INC                  COM              172967101     6763   166978 SH       SOLE                                     166978
CLOROX CO                      COM              189054109     5945   160675 SH       SOLE                                     160675
COCA COLA CO                   COM              191216100     4269    91114 SH       SOLE                                      91114
COLGATE-PALMOLIVE              COM              194162103      246     4220 SH       SOLE                                       4220
CONCORD EFS INC                COM              206197105      264     5400 SH       SOLE                                       5400
CORNING GLASS                  COM              219350105      571    64769 SH       SOLE                                      64769
CYTYC CORP                     COM              232946103      679    25315 SH       SOLE                                      25315
EMC CORP                       COM              268648102     2140   182147 SH       SOLE                                     182147
EXPRESS SCRIPTS                COM              302182100      789    14270 SH       SOLE                                      14270
EXXON MOBIL CORP               COM              30231g102     3377    85710 SH       SOLE                                      85710
FANNIE MAE                     COM              313586109     6833    85346 SH       SOLE                                      85346
FED HOME LOAN M CORP           COM              313400301     6733   103591 SH       SOLE                                     103591
GENERAL ELEC CO                COM              369604103     5383   144706 SH       SOLE                                     144706
GILLETTE CO                    COM              375766102      995    33376 SH       SOLE                                      33376
HERSHEY FOODS CORP             COM              427866108      529     8095 SH       SOLE                                       8095
HOME DEPOT INC                 COM              437076102     2888    75270 SH       SOLE                                      75270
IBM                            COM              459200101      598     6515 SH       SOLE                                       6515
INTEL CORP                     COM              458140100    11848   579663 SH       SOLE                                     579663
JDS UNIPHASE                   COM              46612j101      549    86895 SH       SOLE                                      86895
JOHNSON & JOHNSON              COM              478160104    21091   380707 SH       SOLE                                     380707
KEY CORP                       COM              493267108     1282    53120 SH       SOLE                                      53120
LASIK VISION/ICON LASER        COM              51808e106        0    15000 SH       SOLE                                      15000
LOWES COMPANIES INC            COM              548661107     1612    50920 SH       SOLE                                      50920
LUCENT TECHNOLOGIES            COM              549463107      422    73723 SH       SOLE                                      73723
MARSH & MCLENNAN COS INC       COM              571748102     3286    33977 SH       SOLE                                      33977
MEDTRONIC INC                  COM              585055106    12326   283348 SH       SOLE                                     283348
MERCK & CO INC                 COM              589331107    12439   186768 SH       SOLE                                     186768
MICROSOFT CORP                 COM              594918104    14416   281729 SH       SOLE                                     281729
MORGAN STANLEY                 COM              617446448      468    10100 SH       SOLE                                      10100
NOKIA CORP ADR                 COM              654902204     5668   362176 SH       SOLE                                     362176
ORACLE CORPORATION             COM              68389X105      133    10550 SH       SOLE                                      10550
PEPSICO INC                    COM              713448108     2346    48365 SH       SOLE                                      48365
PFIZER INC                     COM              717081103    10487   261517 SH       SOLE                                     261517
PROCTER & GAMBLE CO            COM              742718109      579     7960 SH       SOLE                                       7960
QUALCOMM INC                   COM              747525103      293     6160 SH       SOLE                                       6160
SATX INC                       COM              78400j100        2    21000 SH       SOLE                                      21000
STATE STREET BOSTON            COM              857477103     1163    25570 SH       SOLE                                      25570
STRYKER CO                     COM              863667101    14447   273095 SH       SOLE                                     273095
SUN MICROSYSTEMS               COM              866810104     3085   373036 SH       SOLE                                     373036
TEXAS INSTRUMENTS              COM              882508104      527    21096 SH       SOLE                                      21096
TOOTSIE ROLL                   COM              890516107     3193    83452 SH       SOLE                                      83452
TRUSTCO BANK CORP NY           COM              898349105      813    59161 SH       SOLE                                      59161
VERIZON COMM INC               COM              92343v104      207     3826 SH       SOLE                                       3826
WATERS CORP                    COM              941848103      306     8565 SH       SOLE                                       8565
WELLS FARGO & CO               COM              949746101     4795   107869 SH       SOLE                                     107869
WHITE MOUNTAINS INSURANCE      COM              g9618e107      225      675 SH       SOLE                                        675
WRIGLEY WM JR CO               COM              982526105    11900   231961 SH       SOLE                                     231961
ZIMMER HOLDINGS                COM              98956p102      675    24320 SH       SOLE                                      24320